UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10073

Name of Fund:  BBH Prime Institutional Money Fund, Inc.

Fund Address:  	40 Water Street
Boston, MA  02109

Name and address of agent for service:
Michael D. Martins, Principal Financial Officer,
BBH Prime Institutional Money Fund, Inc.,
 40 Water Street, Boston, MA, 02109
Mailing address:  140 Broadway,
 New York, NY, 10005

Registrant's telephone number,
 including area code:
 (800) 625-5759

Date of fiscal year end: 06/30


Date of reporting period: SEPTEMBER 30, 2004











ITEM 1. SCHEDULES OF INVESTMENTS.

BBH Prime Institutional Money Fund, Inc.

The Fund's underlying assets are invested with the Master Fund (BBH US Money Market
 Portfolio 1940 Act File Number 811-08842)


ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the
 registrant's disclosure controls and
procedures as conducted within 90 days of
 the filing
       date of this Form N-Q, the
 registrant's
 principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the  registrant on this report is
 recorded,
processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no significant changes in the
 registrant's internal controls or in other factors that could significantly affect these
     	controls subsequent to the date of their evaluation.



ITEM 3. EXHIBITS.

(a)	The certifications required by Rule
30a-2(a) under the Act are attached
 as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPLE
 EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1.	I have reviewed this report on
Form N-Q on behalf of: BBH Prime Institutional Money Fund, Inc. ("registrant");

2.	Based on my knowledge, this report
 does not contain any untrue statement
 of a material fact or omit to state a
 material fact necessary to
make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to
   	the period covered by this report;

3.	Based on my knowledge, the schedules
 of investments included in this report,
 fairly present in all material respects
 the investments of
the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer
 and I are responsible for establishing and maintaining disclosure controls and procedures (as
defined in rule 30a-3(c) under the Investment
 Company Act of 1940) for the registrant and have:

a.	designed such disclosure controls and
 procedures, or caused such disclosure
controls and procedures to be designed
under our
supervision, to ensure that material
information relating to the registrant,
 including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b.	designed such internal control over
 financial reporting, or caused such internal control over financial reporting
   		to be designed under our supervision,
 to provide reasonable assurance regarding the reliability of financial reporting
  		and the preparation of financial
statements for external purposes in accordance
 with generally accepted accounting
  		principles.


c.	evaluated the effectiveness of the
registrant's disclosure controls and
procedures and presented in this report
 our conclusions about the effectiveness
 of the disclosure controls and procedures, as of a date within 90 days prior
    		to the filing date of this report
 based on such evaluation; and

d.	disclosed in this report any change in
 the registrant's internal control over
financial reporting that occurred during
 the
registrant's most recent fiscal quarter that
 has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer
and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a.	all significant deficiencies and material
 weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b.	any fraud, whether or not material, that
involves management or other employees
who have a significant role in the registrant's internal control over financial reporting.



Date:  November 19, 2004



/s/John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Michael D. Martins, certify that:

1.	I have reviewed this report on Form
 N-Q on behalf of: BBH Prime Institutional
 Money Fund, Inc. ("registrant");

2.	Based on my knowledge, this report
does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of
 investments included in this report, fairly present in all material respects the investments of
the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer
 and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment
 Company Act of 1940) for the registrant and have:

a.	designed such disclosure controls and
procedures, or caused such disclosure controls
 and procedures to be designed under our
supervision, to ensure that material information
 relating to the registrant, including its consolidated subsidiaries, is made
      	known to us by others within those
 entities, particularly during the period in which this report is being prepared;


b.	designed such internal control over
financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of
financial statements for external purposes
 in accordance with generally accepted
accounting principles.


c.	evaluated the effectiveness of the
registrant's disclosure controls and
procedures and presented in this
report our conclusions
about the effectiveness of the disclosure
 controls and procedures, as of a date
within 90 days prior to the filing
date of this
report based on such evaluation; and


d.	disclosed in this report any change in
 the registrant's internal control over
financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer
 and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a.	all significant deficiencies and material
weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b.	any fraud, whether or not material,
that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.




Date:  November 19, 2004




/s/ Michael D. Martins
==========================
Michael D. Martins
Treasurer - Principal Financial Officer



SIGNATURES


Pursuant to the requirements of the Securities
 Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)BBH Prime Institutional Money Fund, Inc.
             -------------------------------------


By (Signature and Title)*   /s/John A. Nielsen
                           ------------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)

Date:  November 19, 2004

Pursuant to the requirements of the Securities
 Exchange Act of 1934 and the Investment Company
 Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ Michael D. Martins
                          -----------------------------
                          Michael D. Martins, Treasurer
                          (Principal Financial Officer)

Date: November 19, 2004


Print name and title of each signing
officer under his or her signature.